GARTMORE MUTUAL FUNDS

   Gartmore Millennium Growth Fund, Gartmore Value Opportunities Fund, Gartmore
                              High Yield Bond Fund

    Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond
     Fund, Gartmore Morley Enhanced Income Fund, Gartmore Money Market Fund

    Gartmore International Growth Fund, Gartmore International Small Cap Growth
                      Fund, Gartmore Emerging Markets Fund

      Gartmore U.S. Leaders Fund, Gartmore U.S. Growth Leaders Fund, Gartmore
                             Worldwide Leaders Fund

   Gartmore Global Technology and Communications Fund, Gartmore Global Financial Services Fund, Gartmore Global Utilities Fund, Gartmore Global Health Sciences
                                      Fund

 Gartmore Total Return Fund, Gartmore Growth Fund, Gartmore Large Cap Value Fund

                    Prospectus Supplement dated July 1, 2002
                      to Prospectus dated January 25, 2002

Effective July 1, 2002 the following are the expense caps for each of the Funds:




                                                                     PROSPECTUS
                                                                       EXPENSE                       PAGE,
                                                                     LIMITATION                    FOOTNOTE
FUND NAME                                                           SHARE CLASSES                     CAP            NUMBER
--------------------------------------------------  ---------------------------------------------  ---------  --------------------
Gartmore Millennium Growth Fund                     A, B, C, D, Institutional Service                  1.20%  Page 5, Footnote 8
Gartmore Value Opportunities Fund                   A, B, C, Institutional Service                     1.00%  Page 9, Footnote 8
Gartmore High Yield Bond Fund                       A, B, C, Institutional Service                     0.70%  Page 14, Footnote 7
Gartmore Government Bond Fund                       A, B, C, D                                         0.79%  Page 11, Footnote 7
Gartmore Morley Enhanced Income Fund                A, Institutional Service, Institutional            0.45%  Page 14, Footnote 5
Gartmore Money Market Fund                          Service                                            0.75%  Page 17, Footnote 2*
Gartmore International Growth Fund                  A, B, C, Institutional Service                     1.40%  Page 5, Footnote 8
Gartmore International Small Cap Growth Fund        A, B, C, Institutional Service, Institutional      1.37%  Page 8, Footnote 8
Gartmore Emerging Markets Fund                      A, B, C, Institutional Service                     1.55%  Page 13, Footnote 8
Gartmore U.S. Growth Leaders Fund                   A, B, C, Institutional Service                     1.30%  Page 9, Footnote 9
Gartmore Worldwide Leaders Fund                     A, B, C, Institutional Service                     1.40%  Page 12, Footnote 8
Gartmore Global Technology and Communications Fund  A, B, C, Institutional Service                     1.40%  Page 6, Footnote 8
Gartmore Global Financial Services Fund             A, B, C, Institutional Service                     1.40%  Page 9, Footnote 9
Gartmore Global Utilities Fund                      A, B, C, Institutional Service                     1.20%  Page 12, Footnote 9
Gartmore Global Health Sciences Fund                A, B, C, Institutional Service                     1.25%  Page 17, Footnote 8
Gartmore Large Cap Value Fund                       A, B, C, Institutional Service                     1.00%  Page 11, Footnote 7

* The following footnote 2 has been added to the TOTAL ANNUAL FUND OPERATING EXPENSES section in the FEES AND EXPENSES table: "Gartmore Mutual Fund Capital Trust (GMF), the Fund's investment adviser, and the Fund have entered into a written contract limiting operating expenses from exceeding 0.75% for Service Class shares."


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.